Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Major Components of Other Assets and Liabilities [Table Text Block]

	2020	2021
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,191,690	¥400,776
Other (1)	1,212,511	1,162,424
Investments in equity method investees	2,421,154	2,560,339
Prepaid benefit cost (Note 13)	729,199	1,223,706
Cash collateral pledged for derivative transactions (Note 9)	1,696,108	2,005,136
Cash collateral for the use of Bank of Japan’s settlement infrastructure	965,546	998,838
Accrued interest	308,448	259,336
Deferred tax assets (Note 8)	113,031	122,031
Right-of-use assets of operating leases (Note 7)	393,435	338,547
Other	4,077,577	4,250,171

Total	¥13,108,699	¥13,321,304

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,078,653	¥1,202,371
Other	1,251,260	1,281,436
Obligations to return securities received as collateral (Notes 15, 16 and 31)	4,806,171	6,581,759
Accrued interest	187,096	110,856
Deferred tax liabilities (Note 8)	541,368	827,571
Allowance for off-balance sheet credit instruments	56,995	83,615
Accrued benefit cost (Note 13)	92,225	93,730
Guarantees and indemnifications	39,601	38,123
Cash collateral received for derivative transactions (Note 9)	1,125,305	909,641
Obligations under operating leases (Note 7)	482,813	476,104
Accrued and other liabilities	3,562,359	3,465,614

Total	¥13,223,846	¥15,070,820

Note:
(1)
Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the condensed consolidated statements of income. The receivables relating to the card business include
¥4,980 million of past due receivables
(1-3
months past due receivables of ¥2,252 million and greater than 3 months past due receivables of ¥2,728 million) as of March 31, 2021, and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. Upon adoption of the new guidance on measurement of credit losses on financial instruments as of April 1, 2020, the amount of the allowance for credit losses increased by
¥10,248 million. The change of allowance for credit losses
on these receivables
during the period ended March 31, 2021 is primarily due to provision of the allowance for the receivables.

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2020	2021
	(in billions)
Trading assets	¥29,484	¥34,670
Securities purchased under agreements to resell	11,405	12,701
Securities borrowed	7,868	11,309
Total assets	103,149	128,288
Deposits	25,601	35,775
Customer and other payables	21,556	25,477
Borrowings	21,206	23,894
Total liabilities	93,656	116,377
Noncontrolling interests	149	147

	2019	2020	2021
	(in billions)
Net revenues	¥4,363	¥4,457	¥5,841
Total non-interest expenses	3,168	3,259	3,932
Income from continuing operations before income taxes	1,195	1,140	1,881
Net income applicable to Morgan Stanley	944	903	1,433

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2020	2021
	(in billions)
Net loans	¥15,190	¥15,417
Total assets	29,255	28,459
Deposits	8,898	9,651
Total liabilities	24,025	24,176
Noncontrolling interests	1,005	85

	2019	2020	2021
	(in billions)
Total interest income	¥1,036	¥1,093	¥1,058
Total interest expense	430	419	375
Net interest income	606	674	683
Provision for credit losses	157	171	215
Income before income tax expense	205	366	476
Net income	135	285	400